Condensed Consolidated Statements of Loss and Comprehensive Loss	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares
Revenue
Total revenue	$ 276,722	$ 34,298	$ 625,057	$ 37,392	$ 84,625	$ 682,786
Expenses
Producing	135,467	11,179	332,346	21,392	59,671	557,624
Accounting and audit	77,673	16,783	143,153	46,730	78,090	66,710
Accretion on decommissioning obligations	8,238	2,987	24,714	8,792	11,722	45,371
Consulting	47,436	3,571	64,209	17,474	18,394	41,724
Depletion and depreciation	73,093	12,717	161,988	21,955	60,479	37,291
Filing and transfer agent	19,484	8,925	59,309	43,285	54,822	27,922
Interest	2,597	1,348	6,285	11,116	13,506	15,905
Investor relations	54,860	43,685	96,593	46,091	72,196	45,490
Legal fees	179,190	2,666	203,016	3,336	14,803	11,218
Management fees	67,216	37,362	176,989	112,478	149,806	144,288
Marketing and promotion	469,096	4,148	517,914	24,802	27,251	13,984
Office and general	75,456	16,122	105,679	26,780	32,203	28,150
Rent	21,389	14,655	54,907	34,791	54,336	27,010
Salaries	7,500		7,500			24,816
Share-based payments	185	486	604,861	2,401	2,870	4,175
Travel	39,371	1,227	44,289	2,099	11,483	10,069
Total operating expenses	(1,278,251)	(177,861)	(2,603,752)	(423,522)	(661,632)	(1,101,747)
Operating loss	(1,001,529)	(143,563)	(1,978,695)	(386,130)	(577,007)	(418,961)
Foreign exchange gain (loss)	222,539	(14,195)	214,404	(41,347)	(24,301)	5,402
Forfeiture of reclamation deposit		318		(50,165)	(50,165)
Forgiveness of loan payable	7,900		7,900
Gain on settlement of decommissioning obligations						10,415
Other income	9,787	2,515	27,379	7,643	10,191	9,683
Settlement of trade payables		1,965		9,683	9,682	23,329
Loss on disposal of property and equipment					(613,457)	(879,070)
Non-operating income (expense)	240,226	(9,397)	249,683	(74,186)
Net loss	(761,303)	(152,960)	(1,729,012)	(460,316)	(1,245,057)	(1,249,202)
Other comprehensive income
Foreign currency translation adjustment	(375,809)	49,419	(266,122)	245,969	141,703	(39,084)
Comprehensive loss	$ (1,137,112)	$ (103,541)	$ (1,995,134)	$ (214,347)	$ (1,102,709)	$ (1,288,083)
Basic and diluted loss per common share | $ / shares	$ (0.16)	$ (0.23)	$ (1.23)	$ (0.68)	$ (1.83)	$ (1.87)
Oil and Gas [Member]
Revenue
Total revenue	$ 258,757	$ 34,298	$ 577,244	$ 37,392	$ 46,703	$ 682,786
Royalty [Member]
Revenue
Total revenue	$ 17,965		$ 47,813		$ 37,922